Summary Of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Summary Of Accounting Policies [Line Items]
Investments in publicly-traded companies carried at fair value if ownership is less than percent threshold	20.00%
Investments in nonpublicly-traded companies carried at cost if ownership is less than percent threshold	20.00%
Percentage of product warranty expenses on sales	1.00%
Percentage of revenue from multiple deliverable arrangements	10.00%
Undistributed earnings of non-U.S. subsidiaries	$ 6,300,000,000
Foreign currency translation credits	466,000,000	671,000,000
Pension and postretirement charges	(1,213,000,000)	(1,164,000,000)
Cash flow hedges and other credits (charges)	$ 16,000,000	$ (69,000,000)
General duration of hedge positions is equal to or less than (in years)	2 years
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Investments accounted for by the equity method if ownership percentange is percent threshold	50.00%
Warranty period (in years)	2 years
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Investments accounted for by the equity method if ownership percentange is percent threshold	20.00%
Warranty period (in years)	1 year
Buildings [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Buildings [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Machinery and Equipment [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	12 years
Machinery and Equipment [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	8 years